Income Tax (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryover	$ 5,617,500	$ 5,310,500
Accrued related party payroll	24,000	37,500
Valuation allowance	(5,641,500)	(5,348,000)
Deferred tax asset, net	$ 0	$ 0